Related party disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related party disclosures

3. Related party disclosures

Balances with related parties

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Due to related parties
Vassilios Gregoriou	$130	$125
Gary Herman	44	-
Emory S. De Castro	213	180
Total	$387	$305

The outstanding balances as of June 30, 2025, due to the Company’s executives and officers primarily relate to short-term promissory notes with the Company. The notes are due by August 31, 2026 and bear interest at a rate of 5.00% per annum. Emory S. De Castro’s balance of $213 thousand is comprised of $133 thousand related to the promissory note and $80 thousand relates to certain expenses paid for on behalf of the Company.

The outstanding balances as of December 31, 2024, due to the Company’s executives and officers primarily relate to short-term promissory notes with the Company. The notes are due by August 31, 2026 and bear interest at a rate of 5.00% per annum. Emory S. De Castro’s balance of $180 thousand is comprised of $128 thousand related to the promissory note and $52 thousand relates to certain expenses paid for on behalf of the Company.

Transactions with related parties

Related parties’ transactions are in the normal course of operations and are measured at the amount of consideration established and agreed to by related parties.

3. Related party disclosures

Balances with related parties

(Amounts in thousands)	December 31, 2024	December 31, 2023
Due to related parties
Vassilios Gregoriou	$75	$-
Maria Gregoriou	50	-
Emory S. De Castro	180	-
Total	$305	$-

The outstanding balances as of December 31, 2024 due to the Company’s executives and officers primarily relate to short-term promissory notes with the Company. The notes are due by August 31, 2026 and bear interest at a rate of 5.00% per annum. Emory S. De Castro’s balance of $180 thousand is comprised of $128 thousand related to the promissory note and $52 thousand relates to certain expenses paid for on behalf of the Company.

Transactions with related parties

Related parties’ transactions are in the normal course of operations and are measured at the amount of consideration established and agreed to by related parties.